OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
Government agencies	$ 2,773	$ 4,774
Others	2,606	226
Other receivables, net, current	$ 5,379	$ 5,000